Unaudited Condensed Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Profit for the period	R$ 269,028	R$ 120,263	R$ 420,765	R$ 208,359
Other comprehensive income/(loss) (OCI)	(2,522)	1,324	(395)	5,656
- Items that are or may be reclassified subsequently to profit or loss
Fair value of financial assets at fair value through other comprehensive income	(3,935)	3,001	(396)	9,260
Deferred income tax	1,530	(1,687)	139	(3,661)
Reclassification of fair value adjustments to profit or loss	(117)	10	(138)	57
Total comprehensive income	266,506	121,587	420,370	214,015
Comprehensive income attributable to the Company’s shareholders	286,311	105,269	421,225	183,968
Comprehensive income attributable to non-controlling interests	R$ (19,805)	R$ 16,319	R$ (855)	R$ 30,046